Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 3,694	$ 1,912	$ 4,369	$ 3,144	$ 20,338	$ 7,215
Cost of revenues	2,732	1,868	4,123	3,152	17,594	8,075
Gross profit (loss)	962	44	246	(8)	2,744	(860)
Operating expenses:
Research and development	2,809	637	4,221	1,651	4,445	2,874
Selling, general, and administrative expenses	10,822	3,003	18,780	5,494	13,593	9,835
Loss from operations	(12,669)	(3,596)	(22,755)	(7,153)	(15,294)	(13,569)
Other (income) expense:
Interest expense, net	10	1,729	21	3,025	6,370	2,151
Loss on extinguishment of debt				1,038	1,038
Loss on asset disposal	21		21
Change in fair value of obligation to issue shares of common stock to sellers of World Energy	514		514
Change in fair value of warrant liability	(2,726)		(74,731)		35,015
Change in fair value of convertible notes payable derivative liability		8,174		8,737	2,889	(819)
Other income	(19)		(25)
Net (loss) income	$ (10,469)	$ (13,499)	$ 51,445	$ (19,953)	$ (60,606)	$ (14,901)
Net (loss) income per share, basic (in Dollars per share)	$ (0.08)	$ (0.16)	$ 0.37	$ (0.24)
Net loss per share, diluted (in Dollars per share)	$ (0.08)	$ (0.16)	$ (0.17)	$ (0.24)
Weighted-average shares outstanding, basic (in Shares)	139,237,805	82,990,664	137,416,593	82,577,953
Weighted-average shares outstanding, diluted (in Shares)	139,237,805	82,990,664	137,598,535	82,577,953
Net loss per share, basic and diluted (in Dollars per share)	$ (10,469)	$ (13,499)	$ (23,286)	$ (19,953)	$ (0.72)	$ (0.19)
Weighted-average shares outstanding, basic and diluted (in Shares)					84,565,448	79,823,065